Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 677,980	$ 0	$ 58,535,159	$ (888,930)	$ (61,813,354)	$ 39,114,189	$ 1,687,858	$ 37,312,902
Comprehensive income (loss)
Net income (loss)	0	0	0	0	0	0	(2,340,718)	0	(2,340,718)
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, net of income taxes	0	0	0	0	0	0	0	8,644	8,644
Total comprehensive income (loss)									(2,332,074)
Preferred stock issued	15,622,189	0	0	0	0	0	0	0	15,622,189
Common stock warrants issued	0	0	1,377,811	0	0	0	0	0	1,377,811
Preferred stock discount accretion	252,599	0	0	0	0	0	(252,599)	0	0
Preferred stock dividends	0	0	0	0	0	0	(779,167)	0	(779,167)
Stock award plans	0	0	0	95,268	0	0	0	0	95,268
Release of ESOP shares	0	0	0	(106,781)	228,000	0	0	0	121,219
Treasury stock purchased	0	0	0	0	0	(7,515)	0	0	(7,515)
Balance at Dec. 31, 2009	15,874,788	677,980	1,377,811	58,523,646	(660,930)	(61,820,869)	35,741,705	1,696,502	51,410,633
Comprehensive income (loss)
Net income (loss)	0	0	0	0	0	0	1,130,771	0	1,130,771
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, net of income taxes	0	0	0	0	0	0	0	146,502	146,502
Total comprehensive income (loss)									1,277,273
Preferred stock discount accretion	275,562	0	0	0	0	0	(275,562)	0	0
Preferred stock dividends	0	0	0	0	0	0	(850,000)	0	(850,000)
Stock award plans	0	0	0	109,386	0	0	0	0	109,386
Release of ESOP shares	0	0	0	(127,986)	228,000	0	0	0	100,014
Treasury stock purchased	0	0	0	0	0	(6,540)	0	0	(6,540)
Balance at Dec. 31, 2010	16,150,350	677,980	1,377,811	58,505,046	(432,930)	(61,827,409)	35,746,914	1,843,004	52,040,766
Comprehensive income (loss)
Net income (loss)	0	0	0	0	0	0	3,835,639	0	3,835,639
Change in unrealized appreciation on available-for-sale securities and interest rate swaps, net of income taxes	0	0	0	0	0	0	0	(1,051,719)	(1,051,719)
Total comprehensive income (loss)									2,783,920
Preferred stock discount accretion	275,562	0	0	0	0	0	(275,562)	0	0
Preferred stock dividends	0	0	0	0	0	0	(850,000)	0	(850,000)
Stock award plans	0	0	0	(70,169)	0	256,823	0	0	186,654
Release of ESOP shares	0	0	0	(101,263)	228,000	0	0	0	126,737
Treasury stock purchased	0	0	0	0	0	(53,230)	0	0	(53,230)
Balance at Dec. 31, 2011	$ 16,425,912	$ 677,980	$ 1,377,811	$ 58,333,614	$ (204,930)	$ (61,623,816)	$ 38,456,991	$ 791,285	$ 54,234,847